Additional information - condensed financial statements of the Company (Details 4) (CNY) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Aug. 14, 2013	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss			(426,492)	(1,662,257)	(564,345)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense			9,401	33,225	40,187
Share of loss from subsidiaries			2,108	43,501	1,800
Amortization of deferred issuance cost and accretion of convertible notes			35,030	135,725	140,894
Change in fair value of derivatives			51,867	11,485	(63,147)
Exchange loss			(261)	13,004	(57,989)
(Gain)/loss from senior convertible notes buyback				8,466	(4,312)
Gain on sale of claim against loaned shares				(369,153)
Acquisition gain					(187,387)
Changes in operating assets and liabilities:
Decrease /(increase) in other current assets			256,591	34,516	180,187
(Decrease)/increase in interest payable			(4,123)	(3,746)	(448)
Net cash provided by operating activities			1,464,677	8,622	364,370
Cash flows from investing activities:
Net cash used in investing activities			(613,980)	(629,974)	(2,061,140)
Cash flows from financing activities:
Repayment of convertible notes		(723,742)	(740,027)
Proceeds from sales of claim against loaned shares				369,153
Proceeds from issuance of ordinary shares	128,529		128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			143,107
Repurchase of ADS				(15,276)
Proceeds from exercise of stock options			3,389		23,075
Net cash provided by/(used in) financing activities			(1,771,926)	(232,961)	3,310,389
Effect of exchange rate changes on cash and cash equivalents			9,507	(3,317)	(14,009)
Net increase/(decrease) in cash and cash equivalents			(911,722)	(857,630)	1,599,610
Cash and cash equivalents at the beginning of the year			3,031,462	3,889,092	2,289,482
Cash and cash equivalents at the end of the year			2,119,740	3,031,462	3,889,092
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net loss			(429,280)	(1,662,257)	(564,345)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense			1,960	2,055	1,676
Share of loss from subsidiaries			246,909	1,809,926	465,989
Amortization of deferred issuance cost and accretion of convertible notes			35,030	135,725	140,894
Change in fair value of derivatives			51,074	(32)	(57,015)
Exchange loss			85,032	4,422	96,122
(Gain)/loss from senior convertible notes buyback				8,466	(4,312)
Gain on sale of claim against loaned shares				(369,153)
Acquisition gain					(187,387)
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries					12,890
Decrease /(increase) in other current assets			1,651	(3,227)	29,425
Increase in other payables to subsidiaries and employees			1,216		6,572
Decrease in accrued and other liabilities			(10,978)	(33,728)	(15,167)
(Decrease)/increase in interest payable			(4,123)	(3,746)	(631)
Net cash provided by operating activities			(21,509)	(111,549)	(75,289)
Cash flows from investing activities:
Loans granted to subsidiaries				(12,349)	(3,160)
Loans repayment by subsidiaries			133,458	125,710	93,116
Net cash used in investing activities			133,458	113,361	89,956
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries			623,759	211,193	51,314
Repayment of convertible notes			(740,027)	(617,937)	(28,469)
Proceeds from sales of claim against loaned shares				369,153
Proceeds from issuance of ordinary shares			128,529
Proceeds from issuance of ordinary shares upon exercise of warrants			143,107
Repurchase of ADS				(15,276)
Repayment of long-term loan from subsidiaries			(253,629)	(12,571)	(9,851)
Proceeds from exercise of stock options			3,389		23,076
Net cash provided by/(used in) financing activities			(94,872)	(65,438)	36,070
Effect of exchange rate changes on cash and cash equivalents			205	3,628	(1,752)
Net increase/(decrease) in cash and cash equivalents			17,282	(59,998)	48,985
Cash and cash equivalents at the beginning of the year			17,011	77,009	28,024
Cash and cash equivalents at the end of the year			34,293	17,011	77,009